Brandes Institutional Core Plus Fixed Income Fund (Prospectus Summary) | Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Core Plus Fixed Income Fund
Investment Objective
The Brandes Institutional Core Plus Fixed Income Fund (the "Core Plus Fund" or

"the Fund") seeks to maximize long-term total return, consisting of both current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Plus Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brandes Institutional Core Plus Fixed Income Fund		Class I	Class E	Class S
Management Fees		0.35%	0.35%	0.35%
Distribution (12b-1) Fees		none	none	0.25%
Shareholder Service Fees		0.05%	0.25%	none
Other Expenses		0.88%	0.88%	0.88%
Total Other Expenses		0.93%	1.13%	0.88%
Total Annual Fund Operating Expenses	[1]	1.28%	1.48%	1.48%
Less Fee Waiver and/or Expense Reimbursement		(0.78%)	(0.78%)	(0.78%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.50%	0.70%	0.70%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Fund. Class I shares of the Fund are subject to annual shareholder servicing fees of up to 0.05% of average daily net assets; however during the fiscal year ended September 30, 2011, the Fund only charged 0.02% of average daily net assets for shareholder servicing fees.
[2]	The Advisor has contractually agreed to limit the Core Plus Fund's Class I, Class E and Class S annual operating expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund's average daily net assets attributable to the specific classes through January 31, 2013: 0.50%, 0.70% and 0.70%, respectively (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps or any lower expense caps in effect at the time of the reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Core

Plus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brandes Institutional Core Plus Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	51	329	627	1,477
Class E	72	391	734	1,702
Class S	72	391	734	1,702

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91.18% of the average value of its portfolio.

Principal Investment Strategies
The Core Plus Fund invests predominantly in U.S. dollar-denominated debt securities. These include, but are not limited to, debt securities issued by

U.S. and foreign companies, debt obligations issued or guaranteed by the

U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed securities,

collateralized mortgage obligations and asset-backed debt securities. The Core

Plus Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in non-U.S. dollar securities and may engage in currency hedging. The Fund may use derivative instruments, such as options contracts,

futures contracts and swap agreements, for risk management purposes or otherwise as part of its investment strategies. Brandes Investment Partners, L.P., the

Fund's investment advisor (the "Advisor"), uses the principles of value investing to analyze and select debt securities for the Core Plus Fund's investment portfolio. As part of this process, the Advisor reviews such measures as the issuer's free cash flow, debt-to-equity ratio, earnings before interest,

taxes, depreciation and amortization ("EBITDA")-to-interest ratio,

debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Core Plus Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as "high-yield bonds" or "junk bonds"). The Core Plus Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the

Advisor's assessment of each security's intrinsic value. The Advisor will typically sell a security from the Fund's portfolio when the Advisor's research process identifies a significantly better investment opportunity. The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund's portfolio or to meet requests for redemption of Fund shares.

Principal Investment Risks
Because the values of the Core Plus Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Core Plus Fund, or the Fund could underperform other investments. Principal risks of the Fund are as follows:

  ·  Credit Risk - Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the Fund may decline in response to adverse developments with respect to the issuer.

  ·  Debt/Fixed Income Securities Risk - As with most fixed income funds, the income on and value of your shares in the Core Plus Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase.

  ·  Derivatives Risk - The Core Plus Fund's use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

  ·  Foreign and Emerging Markets Securities Risk - Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the issuers of these securities are located. Emerging markets countries involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies may experience substantial fluctuations or steady devaluation relative to the

     U.S. dollar.

  ·  Liquidity Risk - Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.

  ·  Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

  ·  Non-Investment Grade (Junk Bond) Securities Risk - Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

  ·  Portfolio Turnover Risk - The Core Plus Fund is actively managed, which means that the Advisor may frequently buy and sell securities. Frequent trading increases a Fund's portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes. Increased transaction costs could detract from the Fund's performance.

Performance
The following performance information shows you how the Core Plus Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund's Class I shares since its inception. The table that follows compares the Fund's returns over time to broad-based securities indices. The bar chart and table assumes reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Funds will perform in the future. Updated performance is available on the Fund's website

www.brandesinstitutionalfunds.com.

Year-by-Year Total Returns as of December 31, 2011 for Class I Shares

Best Quarter  Q3 2009 7.55%

Worst Quarter Q3 2008 -8.97%

Brandes Institutional Core Plus Fixed Income Fund Average Annual Total Returns For the period ending December 31, 2011
Average Annual Total Returns Brandes Institutional Core Plus Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I Shares Return Before Taxes	4.89%	4.46%	Dec. 28, 2007
Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions	2.46%	2.15%	Dec. 28, 2007
Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	3.42%	2.46%	Dec. 28, 2007
Class E	Class E Shares Return Before Taxes	4.68%	4.24%	Dec. 28, 2007
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.45%	Dec. 28, 2007
Barclays Capital U.S. Intermediate Credit Bond Index	Barclays Capital U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.37%	6.42%	Dec. 28, 2007

Class I shares commenced operation on December 28, 2007. Class E shares commenced operation on May 28, 2008. "Since Inception" returns are provided since inception of Class I shares on December 28, 2007. Performance shown for the Class E shares prior to May 28, 2008 reflects the performance of the Class I shares adjusted to reflect Class E expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for other

Classes will vary.